Key Management Personnel Remuneration	12 Months Ended
Jan. 31, 2019
Key Management Personnel Remuneration
Key Management Personnel Remuneration

30	Key Management Personnel Remuneration

Key management personnel remuneration included within employee expenses for the period is shown below:

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Short-term employee benefits	2,056	1,743	1,492	1,752
	2,056	1,743	1,492	1,752